Borrowings (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Borrowings
Amounts due within one year	$ 93,964
Less: unamortized deferred loan issuance costs	(3,606)
Borrowings - current portion	90,358
Amounts due after one year	837,186
Less: unamortized deferred loan issuance costs	(5,598)
Borrowings - non-current portion	831,588
Total	$ 921,946